Expense Example - FidelityLeveragedCompanyStockFund-AMCIZPRO - FidelityLeveragedCompanyStockFund-AMCIZPRO - Fidelity Leveraged Company Stock Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	774
Fidelity Advisor Leveraged Company Stock Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Leveraged Company Stock Fund - Class A
Expense Example:
1 year	670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Leveraged Company Stock Fund - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Leveraged Company Stock Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	$ 1,853